Future Estimated Amortization Expense of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2012	$ 24
2013	24
2014	23
2015	17
2016	$ 16